Schedule of Components of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
U.S. operations					$ (11,652)	$ (4,806)
Non-U.S. operations					4,455	5,810
Income (loss) before income taxes	$ 101	$ (2,432)	$ 514	$ (5,119)	$ (7,197)	$ 1,004